Revenue from Contracts with Customers - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 71,578,566	€ 19,677,366	[1]	€ 8,020,249	[1]
Percentage of entity's revenue	100.00%	100.00%		100.00%
One Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		€ 1,633,127		€ 1,282,728
One Customer [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue		10.00%		10.00%
No Customer [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.